Schedule of Investments
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–139.46%(a)
Alabama–0.80%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$1,000	$965,026
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 10/18/2010; Cost $739,982)(b)(c)	5.50%	01/01/2043	925	518,000
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(d)	5.25%	05/01/2044	1,000	1,022,851
				2,505,877
American Samoa–0.24%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	750	763,510
Arizona–1.93%
Arizona (State of) Industrial Development Authority (Academies of Math & Science); Series 2022, RB(d)	5.25%	07/01/2052	1,700	1,721,513
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB(d)	5.75%	07/01/2036	1,400	1,430,858
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2040	1,500	1,370,329
Pima (County of), AZ Industrial Development Authority (Career Success Schools); Series 2020, Ref. RB(d)	5.50%	05/01/2040	1,500	1,508,323
				6,031,023
Arkansas–0.50%
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(e)	5.45%	09/01/2052	1,500	1,568,259
California–20.37%
California (State of); Series 2023, GO Bonds(f)	5.25%	09/01/2053	4,000	4,514,260
California (State of) Educational Facilities Authority (Stanford University); Series 2014 U-6, RB(f)	5.00%	05/01/2045	3,000	3,732,334
California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGM)(g)	5.25%	11/01/2052	1,250	1,338,605
California (State of) Pollution Control Financing Authority (Plant Bonds); Series 2012, RB(d)(e)	5.00%	07/01/2037	1,000	1,000,490
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB(d)	6.75%	06/01/2045	710	715,826
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	2,000	2,000,151
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002, RB	6.00%	05/01/2043	750	766,063
Series 2006 A, RB(h)	0.00%	06/01/2046	10,000	2,652,243
Series 2006 C, RB(d)(h)	0.00%	06/01/2055	25,000	1,432,237
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	835	835,117
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(h)	0.00%	06/01/2066	11,800	1,324,792
Inland Empire Tobacco Securitization Corp.; Series 2007 C-1, RB(h)	0.00%	06/01/2036	10,000	4,616,081
Long Beach (City of), CA Finance Authority; Series 2023, RB(f)	4.00%	08/01/2053	10,000	10,081,162
Poway Unified School District (School Facilities Improvement); Series 2011, GO Bonds(h)	0.00%	08/01/2039	8,000	4,713,889
Regents of the University of California Medical Center; Series 2022, RB(f)(i)	4.00%	05/15/2053	10,740	10,848,459
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(h)	0.00%	06/01/2036	2,000	1,063,292
Series 2007 A, RB(h)	0.00%	06/01/2041	5,000	1,984,650
Southern California Logistics Airport Authority; Series 2008 A, RB(h)	0.00%	12/01/2044	18,085	5,213,817
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB(h)	0.00%	06/01/2054	3,500	701,120
Ventura Unified School District (Election of 2022); Series 2022 A, GO Bonds(f)	4.00%	08/01/2048	4,000	4,053,513
				63,588,101
Colorado–8.94%
Canyons Metropolitan District No. 5; Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	1,000	1,010,000
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Chaparral Pointe Metropolitan District; Series 2021, GO Bonds(d)	5.00%	12/01/2051	$1,350	$1,241,932
Colorado (State of) Health Facilities Authority (Intermountain Healthcare); Series 2020 A, RB(f)	4.00%	05/15/2052	9,900	9,770,771
Denver (City & County of), CO;
Series 2022, RB(e)(f)(i)	5.00%	11/15/2042	1,000	1,066,325
Series 2022, RB(e)(f)(i)	5.75%	11/15/2045	2,000	2,250,769
Dominion Water & Sanitation District; Series 2022, Ref. RB	5.88%	12/01/2052	2,270	2,339,070
East Bend Metropolitan District; Series 2022, GO Bonds	6.50%	12/01/2052	2,600	2,642,764
Gardens on Havana Metropolitan District No. 3 (The); Series 2017 B, RB	7.75%	12/15/2047	560	562,253
Hess Ranch Metropolitan District No. 6; Series 2020 A-2, GO Bonds(j)	5.75%	12/01/2049	1,000	851,988
Palisade Metropolitan District No. 2;
Series 2019, GO Bonds(k)(l)	7.25%	12/15/2024	1,000	1,031,260
Series 2024, Ref. RB(d)(j)	5.88%	12/15/2054	500	458,890
Remuda Ranch Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2050	2,300	2,156,151
Rudolph Farms Metropolitan District No. 6; Series 2022 A, GO Bonds	6.50%	06/01/2052	1,500	1,511,121
Verve Metropolitan District No. 1; Series 2021, Ref. GO Bonds	5.00%	12/01/2036	525	480,395
West Meadow Metropolitan District (Senior Bonds); Series 2023 A, Ref. GO Bonds(d)	6.50%	12/01/2050	500	528,632
				27,902,321
Connecticut–0.55%
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(b)(m)	5.13%	10/01/2036	5,310	637,200
Hamden (Town of), CT (Whitney Center); Series 2022 A, RB	7.00%	01/01/2053	1,000	1,093,562
				1,730,762
Delaware–0.32%
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, Ref. RB(d)	5.25%	07/01/2048	998	1,001,411
District of Columbia–2.07%
Metropolitan Washington Airports Authority; Series 2023 A, Ref. RB(e)(f)(i)	5.25%	10/01/2048	6,000	6,467,603
Florida–23.77%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.); Series 2014, RB (Acquired 02/26/2014-06/30/2014; Cost $888,926)(b)(c)	6.38%	11/15/2049	900	585,000
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB (Acquired 01/25/2022; Cost $1,075,000)(b)(c)(d)	5.00%	11/15/2061	1,075	774,536
Broward (County of), FL; Series 2022, RB(f)	5.50%	01/01/2055	12,365	13,715,607
Capital Projects Finance Authority;
Series 2024, RB(d)	6.50%	06/15/2054	275	284,867
Series 2024, RB(d)	6.63%	06/15/2059	445	460,877
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough); Series 2019 A, RB	5.00%	12/15/2049	3,230	3,151,198
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences); Series 2018 A-1, RB (Acquired 03/09/2020; Cost $258,452)(b)(c)	5.00%	07/01/2048	250	51,250
Capital Trust Agency, Inc. (Tallahassee Tapestry);
Series 2015, RB (Acquired 08/14/2019; Cost $102,052)(b)(c)(d)	6.75%	01/12/2035	100	27,000
Series 2015, RB (Acquired 12/02/2015; Cost $988,260)(b)(c)(d)	7.00%	12/01/2045	1,000	270,000
Capital Trust Authority (Central Florida Preparatory School Project); Series 2024, RB(d)	6.63%	06/15/2054	1,000	1,042,644
Capital Trust Authority (KIPP Miami N Campus);
Series 2024 A, RB(d)	6.00%	06/15/2054	650	684,963
Series 2024 A, RB(d)	6.13%	06/15/2060	800	844,104
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013-12/19/2013; Cost $882,393)(b)(c)(d)	8.25%	05/15/2049	895	11,543
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(d)(e)(l)	12.00%	07/15/2028	2,000	2,134,499
Series 2024, Ref. RB(e)	5.00%	07/01/2041	2,000	2,039,764
Series 2024, Ref. RB (INS - AGM)(e)(g)	5.25%	07/01/2053	2,000	2,103,475
Florida Development Finance Corp. (Parrish Charter Academy, Inc.); Series 2023, RB(d)(l)	6.25%	06/15/2028	2,140	2,155,841
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, RB(d)	6.13%	06/15/2046	1,000	1,005,144
Florida Development Finance Corp. (River City Science Academy); Series 2021, RB	4.00%	07/01/2045	1,200	1,104,729
Hillsborough County Industrial Development Authority; Series 2024, RB(f)(i)	5.25%	11/15/2049	13,000	14,453,183
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(d)	5.38%	07/15/2038	1,300	1,307,762
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC); Series 2012, IDR(d)	5.75%	06/15/2042	$1,200	$1,200,389
Manatee (County of), FL; Series 2023, Ref. RB(f)	4.00%	10/01/2053	10,000	9,988,477
Miami-Dade (County of), FL;
Series 2009, RB(h)	0.00%	10/01/2042	7,900	3,760,269
Series 2017 B, Ref. RB(e)(f)(i)	5.00%	10/01/2040	2,000	2,040,864
Series 2022, RB(f)	5.00%	07/01/2052	5,000	5,357,527
Orange (County of), FL Health Facilities Authority (Presbyterian Retirement Communities Obligated Group); Series 2024, Ref. RB	5.00%	08/01/2054	1,000	1,031,084
Seminole (County of), FL; Series 2022, RB(f)	5.00%	10/01/2052	2,430	2,619,789
				74,206,385
Idaho–0.41%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,600	1,293,267
Illinois–5.82%
Chicago (City of), IL;
Series 2007 F, Ref. GO Bonds	5.50%	01/01/2042	1,250	1,249,969
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,500	1,555,533
Chicago (City of), IL Board of Education;
Series 2022 B, Ref. GO Bonds	4.00%	12/01/2040	1,665	1,518,117
Series 2023 A, GO Bonds	6.00%	12/01/2049	1,000	1,089,214
Illinois (State of);
Series 2020, GO Bonds	5.75%	05/01/2045	1,000	1,096,931
Series 2021 A, GO Bonds	5.00%	03/01/2046	500	526,958
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(e)	8.00%	06/01/2032	140	140,190
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(d)	6.00%	12/01/2045	1,000	1,008,835
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 10/28/2022; Cost $1,265,750)(c)	5.00%	11/01/2040	1,525	971,084
Series 2019 A, Ref. RB (Acquired 06/02/2022; Cost $956,840)(c)	5.00%	11/01/2049	1,000	607,506
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group); Series 2022, RB(f)(i)	5.00%	08/15/2051	5,375	5,711,313
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. RB	6.13%	02/01/2045	1,140	1,140,415
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2015, Ref. RB	6.38%	11/15/2043	775	781,827
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2017 B, Ref. RB(j)	4.70%	12/15/2037	1,000	763,911
				18,161,803
Indiana–2.14%
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(d)	5.90%	07/01/2038	1,000	1,002,824
Series 2018 A, Ref. RB(d)	6.00%	07/01/2048	1,000	1,002,085
Indiana (State of) Finance Authority (University of Evansville); Series 2022 A, Ref. RB	5.25%	09/01/2044	3,500	3,595,852
Indianapolis Local Public Improvement Bond Bank (Convention Center Hotel); Series 2023 E, RB	6.00%	03/01/2053	1,000	1,088,790
				6,689,551
Iowa–1.76%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(k)(l)	5.00%	12/01/2032	2,000	2,312,391
Iowa (State of) Finance Authority (Northcrest, Inc.); Series 2018 A, RB	5.00%	03/01/2038	1,150	1,160,856
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-2, Ref. RB(h)	0.00%	06/01/2065	13,000	2,020,583
				5,493,830
Kansas–0.33%
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2024 VIII, Ref. RB	5.75%	05/15/2045	1,000	1,030,841
Kentucky–0.75%
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 C, RB	6.88%	07/01/2046	2,000	2,353,485
Louisiana–0.24%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority; Series 2015 A, Ref. RB	6.25%	11/15/2045	750	751,819
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maine–3.58%
Maine Health & Higher Educational Facilities Authority; Series 2023, RB (INS - AGM)(f)(g)(i)	4.75%	07/01/2053	$10,660	$11,172,502
Massachusetts–4.04%
Massachusetts (Commonwealth of);
Series 2004 A, Ref. GO Bonds (INS - AMBAC)(f)(g)	5.50%	08/01/2030	960	1,090,468
Series 2023, GO Bonds(f)	5.00%	10/01/2053	10,000	10,901,817
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(f)	5.50%	07/01/2032	505	608,353
				12,600,638
Michigan–0.67%
Charyl Stockwell Academy; Series 2015, Ref. RB	5.75%	10/01/2045	635	610,371
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB (Acquired 09/12/2019; Cost $2,770,058)(b)(c)(d)	5.00%	07/01/2046	2,705	1,487,750
				2,098,121
Minnesota–1.07%
Ramsey (City of), MN; Series 2022 A, Ref. RB	5.00%	06/01/2032	1,500	1,529,004
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	1,000	1,000,806
St. Paul (City of), MN Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. RB	6.25%	03/01/2025	235	235,111
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2038	545	578,748
				3,343,669
Missouri–3.01%
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, RB(m)	5.50%	04/01/2027	656	216,587
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2037	2,250	2,223,634
Series 2017 A, Ref. RB	5.25%	05/15/2050	1,250	1,120,926
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village);
Series 2016 A, RB	5.00%	08/15/2046	2,000	1,903,208
Series 2018 A, Ref. RB	5.00%	08/15/2042	855	847,011
Missouri (State of) Development Finance Board (St. Louis Zoo); Series 2022, RB(f)	5.13%	05/01/2052	1,500	1,587,757
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.13%	09/01/2049	1,500	1,504,185
				9,403,308
Nevada–0.73%
North Las Vegas (City of), NV Special Improvement District No. 66 (Villages at Tule Springs Village 1); Series 2022, RB(d)	5.75%	06/01/2047	1,565	1,597,953
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB(d)(h)	0.00%	07/01/2058	4,500	686,295
				2,284,248
New Hampshire–0.34%
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	1,069	1,049,110
New Jersey–3.77%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(e)	5.25%	09/15/2029	855	855,932
Series 2012, RB(e)	5.75%	09/15/2027	805	806,172
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.); Series 2014 A, RB(d)	6.30%	10/01/2049	1,200	1,200,913
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 C, RB	5.30%	07/01/2044	1,000	1,000,518
New Jersey (State of) Housing & Mortgage Finance Agency (Riverview Towers Apartments); Series 2024, RB (CEP - Federal Housing Administration)	5.25%	12/20/2065	2,250	2,372,223
New Jersey (State of) Transportation Trust Fund Authority; Series 2023, RB(f)(i)	5.25%	06/15/2050	5,000	5,522,192
				11,757,950
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–8.56%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(h)	0.00%	07/15/2035	$1,475	$989,997
Series 2009, RB(h)	0.00%	07/15/2046	10,000	3,804,806
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 05/05/2009-11/16/2016; Cost $1,610,712)(b)(c)	5.00%	01/01/2058	1,479	223,485
Series 2021, Ref. RB (Acquired 09/07/2021; Cost $730,000)(b)(c)(d)	9.00%	01/01/2041	730	730,000
New York (City of), NY Transitional Finance Authority; Series 2022, RB(f)	5.25%	11/01/2048	5,000	5,524,969
New York (State of) Dormitory Authority; Series 2018 E, RB(f)	5.00%	03/15/2046	2,250	2,359,987
New York Counties Tobacco Trust IV; Series 2010 A, RB(d)	6.25%	06/01/2041	1,000	1,000,103
New York Counties Tobacco Trust V; Series 2005 S-2, RB(h)	0.00%	06/01/2050	8,100	1,305,511
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,000	2,031,970
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 3, Ref. RB(d)	7.25%	11/15/2044	3,000	3,003,308
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(e)(f)(i)	5.00%	07/01/2046	1,750	1,750,031
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB(e)	5.50%	12/31/2060	1,000	1,077,775
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,000	1,880,311
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(d)(e)	7.00%	06/01/2046	1,000	1,050,826
				26,733,079
North Carolina–0.38%
North Carolina (State of) Medical Care Commission (Salemtowne Project); Series 2018 A, RB	5.00%	10/01/2043	1,260	1,178,182
Ohio–4.02%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	1,750	1,604,847
Series 2020 B-3, Ref. RB(h)	0.00%	06/01/2057	11,600	1,121,509
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.00%	02/15/2052	3,250	3,280,931
Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2055	1,500	1,479,622
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	3,075	3,075,063
Ohio (State of) Air Quality Development Authority (AMG Vanadium Project); Series 2019, RB(d)(e)	5.00%	07/01/2049	2,000	1,994,303
				12,556,275
Oklahoma–0.00%
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 A, RB(b)	7.00%	11/01/2051	665	1,364
Pennsylvania–5.13%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges); Series 2022, RB(e)	6.00%	06/30/2061	1,250	1,383,751
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia); Series 2024, RB	5.50%	07/01/2053	10,000	11,347,134
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	3,000	3,287,690
				16,018,575
Puerto Rico–7.34%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	365	366,939
Series 2002, RB	5.63%	05/15/2043	1,000	1,011,995
Series 2005 A, RB(h)	0.00%	05/15/2050	27,000	5,299,968
Puerto Rico (Commonwealth of); Subseries 2022, RN(h)	0.00%	11/01/2043	5,800	3,588,750
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB(b)	5.00%	07/01/2037	495	259,875
Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2035	1,000	998,343
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB	6.63%	01/01/2027	82	80,881
Series 2023 A, RB	6.63%	01/01/2028	622	616,449
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2046	$24,150	$8,181,658
Series 2018 A-1, RB(h)	0.00%	07/01/2051	10,062	2,499,197
				22,904,055
South Carolina–1.13%
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB(d)	5.75%	06/15/2039	1,500	1,519,458
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2048	2,000	2,001,168
				3,520,626
Tennessee–2.80%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	1,000	953,530
Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB(f)	6.00%	12/01/2054	5,000	5,765,786
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	1,600	1,327,737
Series 2016 A, Ref. RB(d)	5.00%	09/01/2031	750	687,835
				8,734,888
Texas–11.91%
Arlington Higher Education Finance Corp. (Cypress Christian School); Series 2024, RB(d)	5.75%	06/01/2043	1,500	1,555,864
Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation); Series 2016, Ref. RB	5.00%	07/15/2041	1,000	997,707
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC); Series 2019, RB(e)	7.00%	03/01/2039	1,160	986,000
Houston (City of), TX Airport System (Continental Airlines, Inc.); Series 2011 A, Ref. RB(e)	6.63%	07/15/2038	1,000	1,009,437
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2023 A, Ref. RB (INS - AGM)(f)(g)	5.25%	05/15/2053	10,000	10,988,018
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(d)(e)	4.63%	10/01/2031	1,500	1,504,742
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2036	600	594,259
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.50%	11/15/2046	400	348,094
Series 2016 A, RB	5.50%	11/15/2052	1,500	1,265,594
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The)); Series 2022, RB	5.50%	10/01/2027	1,000	999,933
North Texas Tollway Authority; Series 2011 B, RB(h)(k)(l)	0.00%	09/01/2031	7,000	3,598,420
Port Beaumont Navigation District (Jefferson Gulf Coast Energy); Series 2024, RB(d)(e)	5.00%	01/01/2039	1,000	1,040,681
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	6.00%	09/15/2046	450	452,333
San Antonio (City of), TX; Series 2023 A, Ref. RB(f)	5.50%	02/01/2050	5,750	6,486,933
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana); Series 2017, RB	6.75%	11/15/2052	1,000	1,032,211
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $1,004,781)(b)(c)	6.38%	02/15/2052	1,000	550,000
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2020 A, RB (Acquired 01/04/2013-07/02/2014; Cost $865,226)(b)(c)	5.75%	12/01/2054	913	575,075
Texas (State of) Water Development Board;
Series 2022, RB(f)	4.80%	10/15/2052	2,000	2,118,688
Series 2022, RB(f)	5.00%	10/15/2057	1,000	1,078,106
				37,182,095
Utah–1.95%
Salt Lake City (City of), UT; Series 2017 A, RB(e)(f)	5.00%	07/01/2047	3,000	3,043,842
Utah (State of) Charter School Finance Authority (Wallace Stegner Academy); Series 2022 A, RB(d)	5.75%	06/15/2052	3,000	3,055,335
				6,099,177
Virginia–0.64%
Ballston Quarter Community Development Authority;
Series 2016 A-1, RB	5.50%	03/01/2046	376	339,711
Series 2016 A-2, RB(j)	7.13%	03/01/2059	902	676,526
Tobacco Settlement Financing Corp.; Series 2007 B-2, RB	5.20%	06/01/2046	1,000	987,259
				2,003,496
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–2.22%
King (County of), WA Public Hospital District No. 4; Series 2015 A, RB	6.25%	12/01/2045	$1,000	$1,003,716
Washington (State of) Convention Center Public Facilities District; Series 2018, RB(f)(i)	5.00%	07/01/2058	3,225	3,303,379
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB(d)(k)(l)	7.00%	07/01/2025	740	753,822
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016 A, Ref. RB(d)	5.00%	01/01/2051	2,000	1,864,873
				6,925,790
West Virginia–0.91%
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District); Series 2019 A, RB(b)(d)(m)	5.75%	06/01/2042	1,495	1,086,363
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(d)	5.75%	06/01/2043	1,000	1,023,196
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(b)(d)(e)	7.25%	02/01/2036	750	525,000
Series 2018, RB(b)(d)(e)	8.75%	02/01/2036	240	192,000
				2,826,559
Wisconsin–4.32%
Wisconsin (State of) Public Finance Authority;
Series 2023 A, Ref. RB(d)	6.25%	10/01/2053	1,000	1,056,105
Series 2023 B, RB(d)(h)	0.00%	07/01/2062	2,000	1,470,360
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB (Acquired 12/01/2017; Cost $1,965,676)(b)(c)(d)	6.85%	10/01/2047	2,000	200,000
Wisconsin (State of) Public Finance Authority (Coral Academy of Science Reno); Series 2022, RB(d)	5.88%	06/01/2052	900	923,538
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, RB (Acquired 04/03/2017; Cost $982,664)(b)(c)(d)	6.85%	11/01/2046	1,000	550,000
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2018 A, RB(d)	6.13%	02/01/2048	985	962,867
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(d)	6.25%	01/01/2038	1,000	450,000
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(e)	7.25%	06/01/2035	2,500	2,627,217
Wisconsin (State of) Public Finance Authority (Quality Education Academy); Series 2023, RB(d)	6.25%	07/15/2053	475	512,339
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.88%	04/01/2045	660	663,230
Wisconsin (State of) Public Finance Authority (Signorelli); Series 2024, RB(d)	5.38%	12/15/2032	1,250	1,252,030
Wisconsin (State of) Public Finance Authority (Two Step); Series 2024, RB(d)(h)	0.00%	12/15/2034	1,500	828,320
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy); Series 2022 A, RB(d)	5.00%	06/15/2057	2,000	1,993,578
				13,489,584
Total Municipal Obligations (Cost $427,738,739)				435,423,139
U.S. Dollar Denominated Bonds & Notes–0.05%
Puerto Rico–0.05%
AES Puerto Rico, Inc. (Cost $141,825)(m)	12.50%	03/04/2026	145	140,176
			Shares
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(m)			13,681	0
TOTAL INVESTMENTS IN SECURITIES(n)–139.51% (Cost $427,880,564)				435,563,315
FLOATING RATE NOTE OBLIGATIONS–(39.85)%
Notes with interest and fee rates ranging from 3.38% to 3.53% at 11/30/2024 and contractual maturities of collateral ranging from 08/01/2030 to 07/01/2058(o)				(124,405,000)
OTHER ASSETS LESS LIABILITIES–0.34%				1,056,899
NET ASSETS–100.00%				$312,215,214
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2024 was $9,255,441, which represented 2.96% of the Trust’s Net Assets.

(c)	Restricted security. The aggregate value of these securities at November 30, 2024 was $8,132,229, which represented 2.60% of the Trust’s Net Assets.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $65,040,633, which represented 20.83% of the Trust’s Net Assets.

(e)	Security subject to the alternative minimum tax.
(f)	Underlying security related to TOB Trusts entered into by the Trust.
(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	Zero coupon bond issued at a discount.
(i)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $45,150,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(l)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.88%

(o)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2024. At November 30,
2024, the Trust’s investments with a value of $179,974,785 are held by TOB Trusts and serve as collateral for the $124,405,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$433,482,989	$1,940,150	$435,423,139
U.S. Dollar Denominated Bonds & Notes	—	—	140,176	140,176
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	433,482,989	2,080,326	435,563,315
Other Investments - Assets
Investments Matured	—	1,846,850	—	1,846,850
Total Investments	$—	$435,329,839	$2,080,326	$437,410,165
Invesco Municipal Income Opportunities Trust